Convertible Preferred Stock (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	May 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 06, 2021	May 05, 2021	May 04, 2021	Dec. 31, 2018
Temporary Equity [Line Items]
Shares authorized (in shares)												2,050,000,000
Common stock, par value (in dollars per share)		$ 0.00001						$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, par value (in dollars per share)		$ 0.00001						$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)		2,000,000,000						2,000,000,000		185,000,000	175,000,000	2,000,000,000			90,000,000
Preferred stock, shares authorized (in shares)		50,000,000						50,000,000				50,000,000
Shares issued for each share upon conversion (in shares)												1
Convertible preferred stock, shares authorized (in shares)		0						0				140,000,000	140,000,000	125,000,000
Convertible preferred stock, par value (in dollars per share)												$ 0.00001
Issuance of convertible preferred stock (in shares)					5,831,000
Proceeds from issuance of convertible preferred stock								$ 109,782	$ 53,157	$ 150,250	$ 161,660
Accretion of Series B convertible preferred stock to redemption value				$ 15,105	$ 13,687	$ 13,105	$ 13,105			$ 67,811	$ 42,126
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Preferred stock, shares authorized (in shares)										50,000,000	50,000,000				140,000,000
Convertible preferred stock, shares authorized (in shares)		0						0		50,000,000	50,000,000	50,000,000
Convertible preferred stock, par value (in dollars per share)		$ 0.00001						$ 0.00001		$ 0.00001	$ 0.00001
Dividend rate								4.00%
Issuance of convertible preferred stock (in shares)											0
Series B Convertible Preferred Stock
Temporary Equity [Line Items]
Preferred stock, shares authorized (in shares)										75,000,000	65,000,000				10,000,000
Convertible preferred stock, shares authorized (in shares)										75,000,000	65,000,000	75,000,000
Convertible preferred stock, par value (in dollars per share)		$ 0.00001						$ 0.00001		$ 0.00001	$ 0.00001
Accumulated and undeclared dividends										$ 86,000		$ 101,100
Issuance of convertible preferred stock (in shares)										16,467,000	17,759,000
Accretion of Series B convertible preferred stock to redemption value		$ 13,700			$ 13,700			$ 15,100	$ 39,900
Series B Convertible Preferred Stock | Minimum
Temporary Equity [Line Items]
Preferred stock, par value (in dollars per share)										$ 9.12
Initial original issue price (in dollars per share)		$ 9.12						$ 9.12
Series B Convertible Preferred Stock | Maximum
Temporary Equity [Line Items]
Preferred stock, par value (in dollars per share)										$ 9.14
Initial original issue price (in dollars per share)		$ 9.14						$ 9.14
Series C Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized (in shares)												15,000,000
Dividend rate								10.00%
Issuance of convertible preferred stock (in shares)	7,857,142		7,857,000
Proceeds from issuance of convertible preferred stock	$ 109,800